                                                      UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                            WASHINGTON, D.C. 20549

                                                       FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                                                               SAN ANTONIO, TX  78288

Name and Address of Agent for Service:                       CHRISTOPHER P. LAIA
                                                                                               USAA MUTUAL FUNDS TRUST
                                                                                               9800 FREDERICKSBURG ROAD
                                                                                               SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA GROWTH AND TAX STRATEGY FUND - 3RD QUARTER REPORT - PERIOD ENDED
FEBRUARY 28, 2010

[LOGO USAA]
USAA (R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2010

                                                                                                                                                                                                                                                                          (Form N-Q)

48472 -0410                                                                                                                                                                                                            ©2010, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Growth and Tax Strategy Fund
February 28, 2010 (unaudited)

Principal Amount (000)	Security	Coupon Rate		Maturity	Market Value (000)

	TAX-EXEMPT SECURITIES (53.1%)
	TAX-EXEMPT BONDS (50.9%)
	Arizona (2.1%)
$1,000	Pima County IDA	5.75%		9/01/2029	$1,011
2,250	Univ. Medical Center Corp.	5.00		7/01/2035	2,097

					3,108

	California (0.5%)
4,435	West Contra Costa USD (INS)	5.05	(a)	8/01/2034	786

	Colorado (0.3%)
500	Univ. of Colorado Hospital Auth.	5.00		11/15/2037	480

	Connecticut (2.4%)
6,000	Mashantucket (Western) Pequot Tribe, acquired 9/21/1999; cost $5,583(b),(c)	5.75		9/01/2027	3,507

	Florida (3.5%)
2,000	Miami-Dade County (d)	5.00		10/01/2034	2,003
3,000	Orlando (INS)	5.13		11/01/2027	3,138

					5,141

	Hawaii (0.8%)
1,000	State (INS)	5.25		9/01/2019	1,121

	Indiana (3.9%)
1,250	Finance Auth.	5.38		11/01/2032	1,299
550	Health and Educational Facility Financing Auth.	5.25		2/15/2036	500
1,000	Health and Educational Facility Financing Auth.	5.00		2/15/2039	925
3,000	Rockport (INS)	4.63		6/01/2025	2,928

					5,652

	Kentucky (0.8%)
1,000	Economic Dev. Finance Auth. (INS)	6.00		12/01/2033	1,094

	Louisiana (1.3%)
985	Local Government Environmental Facilities and Community Dev. Auth. (INS)	6.55		9/01/2025	876
1,000	Parish of St. John the Baptist	5.13		6/01/2037	939

					1,815

   1 |  USAA Growth and Tax Strategy Fund

Principal Amount (000)	Security	Coupon Rate		Maturity	Market Value (000)

	Maine (0.4%)
$595	Health and Higher Educational Facilities Auth. (INS)	5.75%		7/01/2030	$607

	Michigan (4.8%)
3,000	Hospital Finance Auth. (INS)	5.00		11/15/2026	2,993
4,000	Hospital Finance Auth.	6.25		10/01/2027	4,000

					6,993

	Missouri (1.0%)
1,500	Health and Educational Facility Financing Auth.	5.38		2/01/2035	1,379

	New Jersey (2.1%)
2,000	EDA	5.00		9/01/2033	2,047
1,000	Middlesex County Improvement Auth.	5.00		8/15/2023	1,024

					3,071

	New Mexico (0.6%)
1,000	Farmington	4.88		4/01/2033	849

	New York (8.8%)
1,000	Dormitory Auth.	5.50		5/01/2037	1,015
3,000	MTA	5.00		11/15/2030	3,066
30	New York City (PRE)	6.00		5/15/2020	31
265	New York City	6.00		5/15/2020	269
1,000	New York City	5.25		8/15/2023	1,106
1,500	New York City Housing Dev. Corp. (INS)	5.00		7/01/2025	1,566
1,500	New York City Municipal Water Finance Auth.	5.00		6/15/2037	1,552
2,000	New York City Trust for Cultural Resources	5.00		12/01/2039	2,045
8,455	Oneida County IDA (INS)	4.65	(a)	7/01/2035	2,249

					12,899

	North Carolina (0.8%)
1,000	Charlotte-Mecklenberg Hospital Auth. (PRE)	4.88		1/15/2032	1,162

	Rhode Island (0.1%)
205	Housing and Mortgage Finance Corp.	6.85		10/01/2024	205

	Tennessee (0.3%)
2,000	Knox County Health, Educational and Housing Facilities Board	5.01	(a)	1/01/2035	425

	Texas (13.8%)
3,000	El Paso (INS)	4.75		8/15/2033	3,009
2,000	Hidalgo County Health Services Corp.	5.00		8/15/2026	1,823
3,000	Houston Utility Systems (INS)(e)	5.13		5/15/2028	3,102
5,675	Lewisville (INS)	5.80		9/01/2025	5,467
1,500	Manor ISD (NBGA)	5.00		8/01/2037	1,562
2,000	Pflugerville (INS)	5.00		8/01/2028	2,060
1,500	Public Finance Auth. (INS)	5.00		2/15/2036	1,313
1,000	San Leanna Education Facilities Corp.	4.75		6/01/2032	875
1,000	Transportation Commission	4.50		4/01/2033	985

					20,196

	Washington (1.6%)
1,500	Economic Dev. Finance Auth. (INS)	5.00		6/01/2038	1,517

                                                                                                                                                                                                                                                                                    Portfolio of Investments |  2

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)

$1,000	Vancouver Downtown Redevelopment Auth. (INS)	5.00%	1/01/2023	$823

				2,340

	West Virginia (1.0%)
1,500	Pleasants County	5.25	10/15/2037	1,443

	Total Tax-Exempt Bonds (cost: $77,628)			74,273

	TAX-EXEMPT MONEY MARKET INSTRUMENTS (2.2%)
	VARIABLE-RATE DEMAND NOTES (2.2%)
	California (0.3%)
400	State (LIQ)(LOC - Dexia Credit Local)(b)	0.30	8/01/2032	400

	Rhode Island (1.9%)
2,800	Health and Educational Building Corp. (LOC - RBS Citizens, N.A.)	0.16	4/01/2036	2,800

				3,200

Number of Shares

	MONEY MARKET FUNDS (0.0%)
41,000	SSgA Tax Free Money Market Fund, 0.00% (f)			41

	Total Tax-Exempt Money Market Instruments (cost: $3,241)			3,241

	Total Tax-exempt Securities (cost: $80,869)			77,514

	EQUITY SECURITIES (47.4%)
	BLUE CHIP STOCKS (47.4%)
	Consumer Discretionary (4.6%)
	Advertising (0.1%)
2,760	Interpublic Group of Companies, Inc. *			21
1,760	Omnicom Group, Inc.			64

				85

	Apparel & Accessories & Luxury Goods (0.1%)
2,260	Coach, Inc.			82
420	Polo Ralph Lauren Corp.			34
650	VF Corp.			50

				166

	Apparel Retail (0.2%)
750	Abercrombie & Fitch Co. "A"			28
3,060	Gap, Inc.			66

   3 |  USAA Growth and Tax Strategy Fund

Number of Shares	Security	Market Value (000)

1,450	Limited Brands, Inc.	$32
210	Ross Stores, Inc.	10
3,010	TJX Companies, Inc.	125

		261

	Auto Parts & Equipment (0.1%)
4,330	Johnson Controls, Inc.	135

	Automobile Manufacturers (0.2%)
22,821	Ford Motor Co. *	268

	Automotive Retail (0.1%)
920	AutoNation, Inc. *	16
300	AutoZone, Inc. *	50
240	O'Reilly Automotive, Inc. *	10

		76

	Broadcasting (0.1%)
5,840	CBS Corp. "B"	76

	Cable & Satellite (0.5%)
19,712	Comcast Corp. "A"	324
6,660	DIRECTV "A" *	226
630	Scripps Networks Interactive "A"	25
1,929	Time Warner Cable, Inc.	90

		665

	Casinos & Gaming (0.0%)
2,100	International Game Technology	37
490	Wynn Resorts Ltd.	31

		68

	Computer & Electronics Retail (0.1%)
2,800	Best Buy Co., Inc.	102
940	GameStop Corp. "A" *	16
970	RadioShack Corp.	19

		137

	Consumer Electronics (0.0%)
510	Harman International Industries, Inc. *	22

	Department Stores (0.2%)
1,710	J.C. Penney Co., Inc.	47
2,160	Kohl's Corp. *	116
2,970	Macy's, Inc.	57
1,370	Nordstrom, Inc.	51
470	Sears Holdings Corp. *	45

		316

	Distributors (0.0%)
1,300	Genuine Parts Co.	52

	Education Services (0.0%)
1,040	Apollo Group, Inc. "A" *	62

	Footwear (0.1%)
2,810	NIKE, Inc. "B"	190

	General Merchandise Stores (0.2%)
600	Big Lots, Inc. *	20
1,230	Family Dollar Stores, Inc.	41
4,590	Target Corp.	236

		297

	Home Improvement Retail (0.4%)
11,320	Home Depot, Inc.	353
10,460	Lowe's Companies, Inc.	248

                                                                                                                                                                                                                                                                                    Portfolio of Investments |  4

Number of Shares	Security	Market Value (000)

770	Sherwin-Williams Co.	$49

		650

	Homebuilding (0.0%)
2,350	D.R. Horton, Inc.	29
1,120	Lennar Corp. "A"	18
1,840	Pulte Homes, Inc. *	20

		67

	Homefurnishing Retail (0.1%)
2,070	Bed Bath & Beyond, Inc. *	86

	Hotels, Resorts, & Cruise Lines (0.2%)
2,990	Carnival Corp.	108
1,776	Marriott International, Inc. "A"	48
1,570	Starwood Hotels & Resorts Worldwide, Inc.	61
1,270	Wyndham Worldwide Corp.	29

		246

	Household Appliances (0.1%)
520	Black & Decker Corp.	38
610	Stanley Works	35
570	Whirlpool Corp.	48

		121

	Housewares & Specialties (0.1%)
1,070	Fortune Brands, Inc.	47
2,370	Newell Rubbermaid, Inc.	32

		79

	Internet Retail (0.2%)
2,370	Amazon.com, Inc. *	281
1,800	Expedia, Inc. *	40
160	Priceline.com, Inc. *	36

		357

	Leisure Products (0.1%)
1,440	Hasbro, Inc.	52
1,240	Mattel, Inc.	27

		79

	Motorcycle Manufacturers (0.0%)
1,720	Harley-Davidson, Inc.	42

	Movies & Entertainment (0.7%)
15,930	News Corp. "A"	213
8,393	Time Warner, Inc.	244
4,590	Viacom, Inc. "B" *	136
13,495	Walt Disney Co.	421

		1,014

	Photographic Products (0.0%)
2,170	Eastman Kodak Co. *	13

	Publishing (0.1%)
1,980	Gannett Co., Inc.	30
2,160	McGraw-Hill Companies, Inc.	74
300	Meredith Corp.	9
1,000	New York Times Co. "A" *	11
50	Washington Post Co. "B"	21

		145

	Restaurants (0.5%)
7,930	McDonald's Corp.	506
6,180	Starbucks Corp. *	142

   5 |  USAA Growth and Tax Strategy Fund

Number of Shares	Security	Market Value (000)

3,350	Yum! Brands, Inc.	$113

		761

	Specialized Consumer Services (0.0%)
2,720	H&R Block, Inc.	47

	Specialty Stores (0.1%)
2,330	Office Depot, Inc. *	17
4,350	Staples, Inc.	112
720	Tiffany & Co.	32

		161

	Tires & Rubber (0.0%)
1,710	Goodyear Tire & Rubber Co. *	22

	Total Consumer Discretionary	6,766

	Consumer Staples (5.4%)
	Agricultural Products (0.1%)
4,660	Archer-Daniels-Midland Co.	137

	Brewers (0.0%)
920	Molson Coors Brewing Co. "B"	37

	Distillers & Vintners (0.0%)
320	Brown-Forman Corp. "B"	17
1,440	Constellation Brands, Inc. "A" *	21

		38

	Drug Retail (0.4%)
10,232	CVS Caremark Corp.	345
7,230	Walgreen Co.	255

		600

	Food Distributors (0.1%)
4,290	Sysco Corp.	124

	Food Retail (0.2%)
3,770	Kroger Co.	83
2,940	Safeway, Inc.	73
1,490	SUPERVALU, Inc.	23
1,070	Whole Foods Market, Inc. *	38

		217

	Household Products (1.2%)
690	Clorox Co.	42
3,610	Colgate-Palmolive Co.	300
2,620	Kimberly-Clark Corp.	159
20,333	Procter & Gamble Co.	1,287

		1,788

	Hypermarkets & Super Centers (0.7%)
2,970	Costco Wholesale Corp.	181
15,290	Wal-Mart Stores, Inc.	827

		1,008

	Packaged Foods & Meat (0.7%)
1,310	Campbell Soup Co.	44
3,840	ConAgra Foods, Inc.	94
1,160	Dean Foods Co. *	17
2,840	General Mills, Inc.	204
2,125	H.J. Heinz Co.	98
1,160	Hershey Co.	46
828	J.M. Smucker Co.	49
1,830	Kellogg Co.	95
10,440	Kraft Foods, Inc. "A"	297

                                                                                                                                                                                                                                                                                    Portfolio of Investments |  6

Number of Shares	Security	Market Value (000)

1,120	McCormick & Co., Inc.	$42
5,070	Sara Lee Corp.	69

		1,055

	Personal Products (0.1%)
3,050	Avon Products, Inc.	93
840	Estee Lauder Companies, Inc. "A"	51
1,441	Mead Johnson Nutrition Co.	68

		212

	Soft Drinks (1.1%)
15,360	Coca-Cola Co.	810
2,700	Coca-Cola Enterprises, Inc.	69
1,960	Dr. Pepper Snapple Group, Inc.	62
1,150	Pepsi Bottling Group, Inc.	44
10,660	PepsiCo, Inc.	666

		1,651

	Tobacco (0.8%)
14,120	Altria Group, Inc.	284
1,225	Lorillard, Inc.	89
13,560	Philip Morris International, Inc.	664
980	Reynolds American, Inc.	52

		1,089

	Total Consumer Staples	7,956

	Energy (5.3%)
	Coal & Consumable Fuels (0.1%)
1,050	CONSOL Energy, Inc.	53
720	Massey Energy Co.	31
1,920	Peabody Energy Corp.	88

		172

	Integrated Oil & Gas (3.1%)
14,280	Chevron Corp.	1,032
10,330	ConocoPhillips	496
33,670	Exxon Mobil Corp.	2,189
2,130	Hess Corp.	125
3,790	Marathon Oil Corp.	110
1,400	Murphy Oil Corp.	73
6,250	Occidental Petroleum Corp.	499

		4,524

	Oil & Gas Drilling (0.1%)
510	Diamond Offshore Drilling, Inc.	45
2,180	Nabors Industries Ltd. *	48
960	Rowan Companies, Inc. *	25

		118

	Oil & Gas Equipment & Services (0.8%)
2,257	Baker Hughes, Inc.	108
2,500	BJ Services Co.	55
1,400	Cameron International Corp. *	57
920	FMC Technologies, Inc. *	52
5,590	Halliburton Co.	168
3,080	National-Oilwell Varco, Inc.	134
8,310	Schlumberger Ltd.	508
2,020	Smith International, Inc.	83

		1,165

	Oil & Gas Exploration & Production (1.0%)
3,330	Anadarko Petroleum Corp.	234
1,960	Apache Corp.	203
700	Cabot Oil & Gas Corp.	28

   7 |  USAA Growth and Tax Strategy Fund

Number of Shares	Security	Market Value (000)

4,790	Chesapeake Energy Corp.	$127
1,590	Denbury Resources, Inc. *	22
2,560	Devon Energy Corp.	176
2,090	EOG Resources, Inc.	197
1,270	Noble Energy, Inc.	92
1,020	Pioneer Natural Resources Co.	48
1,130	Range Resources Corp.	57
1,800	Southwestern Energy Co. *	77
3,962	XTO Energy, Inc.	181

		1,442

	Oil & Gas Refining & Marketing (0.1%)
1,000	Sunoco, Inc.	26
4,000	Valero Energy Corp.	70

		96

	Oil & Gas Storage & Transportation (0.1%)
2,340	El Paso Corp.	24
4,910	Spectra Energy Corp.	107
4,220	Williams Companies, Inc.	91

		222

	Total Energy	7,739

	Financials (7.7%)
	Asset Management & Custody Banks (0.6%)
2,195	Ameriprise Financial, Inc.	88
8,385	Bank of New York Mellon Corp.	239
770	Federated Investors, Inc. "B"	19
1,110	Franklin Resources, Inc.	113
3,300	Invesco Ltd. ADR	65
1,180	Janus Capital Group, Inc.	15
1,220	Legg Mason, Inc.	32
1,810	Northern Trust Corp. (g)	96
3,500	State Street Corp.	157
2,210	T. Rowe Price Group, Inc.	112

		936

	Consumer Finance (0.4%)
8,630	American Express Co.	330
3,560	Capital One Financial Corp.	134
3,520	Discover Financial Services	48
4,030	SLM Corp. *	45

		557

	Diversified Banks (0.9%)
1,300	Comerica, Inc.	47
12,610	U.S. Bancorp	310
34,310	Wells Fargo & Co.	938

		1,295

	Insurance Brokers (0.1%)
2,220	Aon Corp.	91
4,130	Marsh & McLennan Companies, Inc.	96

		187

	Investment Banking & Brokerage (0.7%)
6,900	Charles Schwab Corp.	126
9,720	E*TRADE Financial Corp. *	16
3,790	Goldman Sachs Group, Inc.	593
7,950	Morgan Stanley	224

		959

	Life & Health Insurance (0.5%)
3,460	AFLAC, Inc.	171

                                                                                                                                                                                                                                                                                    Portfolio of Investments |  8

Number of Shares	Security	Market Value (000)

2,199	Lincoln National Corp.	$55
5,380	MetLife, Inc.	196
2,260	Principal Financial Group, Inc.	53
2,755	Prudential Financial, Inc.	144
665	Torchmark Corp.	31
2,390	Unum Group	50

		700

	Multi-Line Insurance (0.2%)
170	American International Group, Inc. *	4
700	Assurant, Inc.	21
3,680	Genworth Financial, Inc. "A" *	59
2,730	Hartford Financial Services Group, Inc.	67
2,636	Loews Corp.	96

		247

	Multi-Sector Holdings (0.0%)
1,340	Leucadia National Corp. *	32

	Other Diversified Financial Services (1.9%)
69,903	Bank of America Corp.	1,165
130,150	Citigroup, Inc. *	442
27,089	JPMorgan Chase & Co.	1,137

		2,744

	Property & Casualty Insurance (1.1%)
3,880	Allstate Corp.	121
11,508	Berkshire Hathaway, Inc. " B" *	922
2,920	Chubb Corp.	147
1,410	Cincinnati Financial Corp.	38
4,790	Progressive Corp.	82
3,840	Travelers Companies, Inc.	202
2,830	XL Capital Ltd. "A"	52

		1,564

	Real Estate Services (0.0%)
1,830	CB Richard Ellis Group, Inc. "A" *	24

	Regional Banks (0.5%)
4,390	BB&T Corp.	125
5,810	Fifth Third Bancorp	71
1,769	First Horizon National Corp. *	23
3,160	Huntington Bancshares, Inc.	15
7,160	KeyCorp	51
700	M&T Bank Corp.	54
4,250	Marshall & Ilsley Corp.	30
3,345	PNC Financial Services Group, Inc.	180
9,610	Regions Financial Corp.	65
4,000	SunTrust Banks, Inc.	95
1,130	Zions Bancorp	21

		730

	REITs - Diversified (0.1%)
1,358	Vornado Realty Trust	89

	REITs - Industrial (0.0%)
3,345	ProLogis	43

	REITs - Office (0.0%)
1,050	Boston Properties, Inc.	71

	REITs - Residential (0.1%)
510	AvalonBay Communities, Inc.	41
2,235	Equity Residential Properties Trust	81

		122

   9 |  USAA Growth and Tax Strategy Fund

Number of Shares	Security	Market Value (000)

	REITs - Retail (0.1%)
3,250	Kimco Realty Corp.	$45
2,004	Simon Property Group, Inc.	157

		202

	REITs - Specialized (0.2%)
1,880	HCP, Inc.	54
940	Health Care REIT, Inc.	40
4,372	Host Hotels & Resorts, Inc. *	51
1,310	Plum Creek Timber Co., Inc.	47
795	Public Storage	65
1,230	Ventas, Inc.	55

		312

	Specialized Finance (0.2%)
430	CME Group, Inc.	130
540	IntercontinentalExchange, Inc. *	58
920	Moody's Corp.	24
1,180	NASDAQ OMX Group, Inc. *	22
2,110	NYSE Euronext	56

		290

	Thrifts & Mortgage Finance (0.1%)
3,850	Hudson City Bancorp, Inc.	52
1,430	People's United Financial, Inc.	23

		75

	Total Financials	11,179

	Health Care (6.0%)
	Biotechnology (0.8%)
7,200	Amgen, Inc. *	408
2,050	Biogen Idec, Inc. *	113
2,970	Celgene Corp. *	177
610	Cephalon, Inc. *	42
1,950	Genzyme Corp. *	111
6,330	Gilead Sciences, Inc. *	301

		1,152

	Health Care Distributors (0.2%)
2,160	AmerisourceBergen Corp.	61
2,620	Cardinal Health, Inc.	89
1,315	CareFusion Corp. *	33
1,500	McKesson Corp.	89
760	Patterson Companies, Inc. *	22

		294

	Health Care Equipment (0.9%)
4,460	Baxter International, Inc.	254
1,750	Becton, Dickinson and Co.	136
8,770	Boston Scientific Corp. *	68
720	C.R. Bard, Inc.	60
1,160	Hospira, Inc. *	61
230	Intuitive Surgical, Inc. *	80
8,060	Medtronic, Inc.	350
1,810	St. Jude Medical, Inc. *	69
2,040	Stryker Corp.	108
830	Varian Medical Systems, Inc. *	41
1,720	Zimmer Holdings, Inc. *	99

		1,326

	Health Care Facilities (0.0%)
3,580	Tenet Healthcare Corp. *	19

                                                                                                                                                                                                                                                                                   Portfolio of Investments |  10

Number of Shares	Security	Market Value (000)

	Health Care Services (0.4%)
900	DaVita, Inc. *	$55
1,770	Express Scripts, Inc. *	170
795	Laboratory Corp. of America Holdings *	58
3,620	Medco Health Solutions, Inc. *	229
590	Quest Diagnostics, Inc.	34

		546

	Health Care Supplies (0.0%)
1,270	DENTSPLY International, Inc.	42

	Life Sciences Tools & Services (0.2%)
1,469	Life Technologies Corp. *	75
3,000	Thermo Fisher Scientific, Inc. *	146
690	Waters Corp. *	41

		262

	Managed Health Care (0.5%)
2,150	Aetna, Inc.	65
2,340	CIGNA Corp.	80
1,260	Coventry Health Care, Inc. *	29
1,210	Humana, Inc. *	57
8,230	UnitedHealth Group, Inc.	279
3,150	WellPoint, Inc. *	195

		705

	Pharmaceuticals (3.0%)
11,100	Abbott Laboratories	602
2,250	Allergan, Inc.	131
10,606	Bristol-Myers Squibb Co.	260
7,160	Eli Lilly and Co.	246
1,780	Forest Laboratories, Inc. *	53
19,140	Johnson & Johnson	1,206
680	King Pharmaceuticals, Inc. *	8
21,263	Merck & Co., Inc.	784
2,210	Mylan, Inc. *	47
56,164	Pfizer, Inc.	986
930	Watson Pharmaceuticals, Inc. *	37

		4,360

	Total Health Care	8,706

	Industrials (4.9%)
	Aerospace & Defense (1.4%)
5,150	Boeing Co.	325
2,730	General Dynamics Corp.	198
900	Goodrich Corp.	59
5,330	Honeywell International, Inc.	214
1,220	ITT Corp.	63
830	L-3 Communications Holdings, Inc.	76
2,320	Lockheed Martin Corp.	180
1,340	Northrop Grumman Corp.	82
1,010	Precision Castparts Corp.	114
2,985	Raytheon Co.	168
1,340	Rockwell Collins, Inc.	76
6,660	United Technologies Corp.	457

		2,012

	Air Freight & Logistics (0.5%)
1,230	C.H. Robinson Worldwide, Inc.	66
810	Expeditors International of Washington, Inc.	29
2,650	FedEx Corp.	225
6,490	United Parcel Service, Inc. "B"	381

		701

   11 |  USAA Growth and Tax Strategy Fund

Number of Shares	Security	Market Value (000)

	Airlines (0.0%)
3,590	Southwest Airlines Co.	$45

	Building Products (0.0%)
3,110	Masco Corp.	42

	Commercial Printing (0.0%)
1,460	R.R. Donnelley & Sons Co.	29

	Construction & Engineering (0.1%)
1,170	Fluor Corp.	50
1,010	Jacobs Engineering Group, Inc. *	39
1,470	Quanta Services, Inc. *	28

		117

	Construction & Farm Machinery & Heavy Trucks (0.4%)
3,795	Caterpillar, Inc.	216
1,700	Cummins, Inc.	97
3,070	Deere & Co.	176
2,572	PACCAR, Inc.	91

		580

	Diversified Support Services (0.1%)
1,130	Cintas Corp.	28
1,550	Iron Mountain, Inc. *	40

		68

	Electrical Components & Equipment (0.2%)
5,240	Emerson Electric Co.	248
340	First Solar, Inc. *	36
1,210	Rockwell Automation, Inc.	65

		349

	Environmental & Facilities Services (0.2%)
2,526	Republic Services, Inc.	71
430	Stericycle, Inc. *	24
3,525	Waste Management, Inc.	116

		211

	Human Resource & Employment Services (0.0%)
750	Robert Half International, Inc.	21

	Industrial Conglomerates (1.1%)
4,660	3M Co.	374
74,100	General Electric Co.	1,190
2,070	Textron, Inc.	41

		1,605

	Industrial Machinery (0.4%)
1,835	Danaher Corp.	136
1,320	Dover Corp.	60
1,210	Eaton Corp.	82
490	Flowserve Corp.	49
3,320	Illinois Tool Works, Inc.	151
850	Pall Corp.	34
1,120	Parker-Hannifin Corp.	67

		579

	Office Services & Supplies (0.0%)
660	Avery Dennison Corp.	21
1,670	Pitney Bowes, Inc.	38

		59

	Railroads (0.4%)
3,000	CSX Corp.	142
2,600	Norfolk Southern Corp.	134

                                                                                                                                                                                                                                                                                   Portfolio of Investments |  12

Number of Shares	Security	Market Value (000)

3,850	Union Pacific Corp.	$259

		535

	Research & Consulting Services (0.0%)
390	Dun & Bradstreet Corp.	28
720	Equifax, Inc.	23

		51

	Trading Companies & Distributors (0.1%)
930	Fastenal Co.	41
480	W.W. Grainger, Inc.	49

		90

	Total Industrials	7,094

	Information Technology (8.9%)
	Application Software (0.2%)
3,800	Adobe Systems, Inc. *	132
1,090	Autodesk, Inc. *	30
1,240	Citrix Systems, Inc. *	53
1,730	Compuware Corp. *	13
2,210	Intuit, Inc. *	72
640	Salesforce.com, Inc. *	43

		343

	Communications Equipment (1.1%)
39,185	Cisco Systems, Inc. *	954
980	Harris Corp.	44
1,890	JDS Uniphase Corp. *	20
3,970	Juniper Networks, Inc. *	111
15,930	Motorola, Inc. *	108
11,570	QUALCOMM, Inc.	425
2,800	Tellabs, Inc.	19

		1,681

	Computer Hardware (2.5%)
6,410	Apple, Inc. *	1,312
12,670	Dell, Inc. *	168
17,550	Hewlett-Packard Co.	891
9,540	International Business Machines Corp.	1,213
1,255	Teradata Corp. *	38

		3,622

	Computer Storage & Peripherals (0.3%)
14,680	EMC Corp. *	257
670	Lexmark International, Inc. "A" *	23
2,010	NetApp, Inc. *	60
1,600	SanDisk Corp. *	47
1,200	Western Digital Corp. *	46

		433

	Data Processing & Outsourced Services (0.6%)
3,810	Automatic Data Processing, Inc.	159
1,130	Computer Sciences Corp. *	59
2,280	Fidelity National Information Services, Inc.	51
880	Fiserv, Inc. *	42
520	MasterCard, Inc. "A"	117
2,340	Paychex, Inc.	70
1,690	Total System Services, Inc.	24
3,040	Visa, Inc. "A"	259
2,855	Western Union Co.	45

		826

	Electronic Components (0.2%)
1,270	Amphenol Corp. "A"	53

   13 |  USAA Growth and Tax Strategy Fund

Number of Shares	Security	Market Value (000)

11,020	Corning, Inc.	$194

		247

	Electronic Equipment & Instruments (0.1%)
2,450	Agilent Technologies, Inc. *	77
1,020	FLIR Systems, Inc. *	27

		104

	Electronic Manufacturing Services (0.0%)
1,810	Jabil Circuit, Inc.	27
1,210	Molex, Inc.	25

		52

	Home Entertainment Software (0.0%)
2,610	Electronic Arts, Inc. *	43

	Internet Software & Services (0.9%)
1,440	Akamai Technologies, Inc. *	38
7,590	eBay, Inc. *	175
1,680	Google, Inc. "A" *	885
1,060	Monster Worldwide, Inc. *	15
1,550	VeriSign, Inc. *	38
6,550	Yahoo!, Inc. *	100

		1,251

	IT Consulting & Other Services (0.1%)
2,120	Cognizant Technology Solutions Corp. "A" *	102
2,230	SAIC, Inc. *	44

		146

	Office Electronics (0.1%)
9,653	Xerox Corp.	91

	Semiconductor Equipment (0.1%)
8,140	Applied Materials, Inc.	100
990	KLA-Tencor Corp.	29
1,620	MEMC Electronic Materials, Inc. *	20
830	Novellus Systems, Inc. *	18
1,450	Teradyne, Inc. *	14

		181

	Semiconductors (1.0%)
5,210	Advanced Micro Devices, Inc. *	41
2,150	Altera Corp.	53
2,500	Analog Devices, Inc.	73
3,180	Broadcom Corp. "A"	100
35,990	Intel Corp.	739
1,440	Linear Technology Corp.	39
5,530	LSI Corp. *	30
1,370	Microchip Technology, Inc.	37
6,140	Micron Technology, Inc. *	56
1,660	National Semiconductor Corp.	24
3,610	NVIDIA Corp. *	58
8,770	Texas Instruments, Inc.	214
1,990	Xilinx, Inc.	51

		1,515

	Systems Software (1.7%)
1,755	BMC Software, Inc. *	65
2,830	CA, Inc.	64
1,110	McAfee, Inc. *	44
51,935	Microsoft Corp.	1,488
2,810	Novell, Inc. *	13
28,117	Oracle Corp.	693
620	Red Hat, Inc. *	17

                                                                                                                                                                                                                                                                                   Portfolio of Investments |  14

Number of Shares	Security	Market Value (000)

5,910	Symantec Corp. *	$98

		2,482

	Total Information Technology	13,017

	Materials (1.6%)
	Aluminum (0.1%)
7,080	Alcoa, Inc.	94

	Construction Materials (0.0%)
870	Vulcan Materials Co.	38

	Diversified Chemicals (0.4%)
8,320	Dow Chemical Co.	235
5,660	E.I. du Pont de Nemours & Co.	191
470	Eastman Chemical Co.	28
1,260	PPG Industries, Inc.	78

		532

	Diversified Metals & Mining (0.2%)
2,961	Freeport-McMoRan Copper & Gold, Inc.	223
510	Titanium Metals Corp. *	6

		229

	Fertilizers & Agricultural Chemicals (0.2%)
410	CF Industries Holdings, Inc.	44
3,320	Monsanto Co.	234

		278

	Forest Products (0.0%)
1,495	Weyerhaeuser Co.	60

	Gold (0.1%)
3,220	Newmont Mining Corp.	159

	Industrial Gases (0.2%)
1,525	Air Products & Chemicals, Inc.	104
480	Airgas, Inc.	31
2,250	Praxair, Inc.	169

		304

	Metal & Glass Containers (0.1%)
690	Ball Corp.	37
1,440	Owens-Illinois, Inc. *	43
1,020	Pactiv Corp. *	25

		105

	Paper Packaging (0.0%)
790	Bemis Co., Inc.	23
1,350	Sealed Air Corp.	28

		51

	Paper Products (0.1%)
3,700	International Paper Co.	86
1,460	MeadWestvaco Corp.	33

		119

	Specialty Chemicals (0.1%)
1,530	Ecolab, Inc.	65
570	International Flavors & Fragrances, Inc.	24
1,140	Sigma-Aldrich Corp.	54

		143

	Steel (0.1%)
960	AK Steel Holding Corp.	21
260	Allegheny Technologies, Inc.	11

   15 |  USAA Growth and Tax Strategy Fund

Number of Shares	Security	Market Value (000)

240	Cliffs Natural Resources, Inc.	$14
2,530	Nucor Corp.	105
970	United States Steel Corp.	51

		202

	Total Materials	2,314

	Telecommunication Services (1.3%)
	Integrated Telecommunication Services (1.2%)
41,790	AT&T, Inc.	1,037
1,581	CenturyTel, Inc.	54
2,450	Frontier Communications Corp.	19
9,230	Qwest Communications International, Inc.	42
19,735	Verizon Communications, Inc.	571
3,606	Windstream Corp.	36

		1,759

	Wireless Telecommunication Services (0.1%)
2,180	American Tower Corp. "A" *	93
2,120	MetroPCS Communications, Inc. *	13
24,510	Sprint Nextel Corp. *	82

		188

	Total Telecommunication Services	1,947

	Utilities (1.7%)
	Electric Utilities (0.9%)
1,360	Allegheny Energy, Inc.	31
3,380	American Electric Power Co., Inc.	113
8,194	Duke Energy Corp.	134
2,810	Edison International	92
1,430	Entergy Corp.	108
4,595	Exelon Corp.	199
1,215	FirstEnergy Corp.	47
3,490	FPL Group, Inc.	162
1,480	Northeast Utilities	38
1,890	Pepco Holdings, Inc.	32
850	Pinnacle West Capital Corp.	31
2,730	PPL Corp.	78
1,360	Progress Energy, Inc.	52
5,510	Southern Co.	175

		1,292

	Gas Utilities (0.1%)
1,130	EQT Corp.	49
360	Nicor, Inc.	15
1,260	Questar Corp.	53

		117

	Independent Power Producers & Energy Traders (0.1%)
5,750	AES Corp. *	67
1,520	Constellation Energy Group, Inc.	53
1,390	NRG Energy, Inc. *	31

		151

	Multi-Utilities (0.6%)
1,920	Ameren Corp.	47
2,760	CenterPoint Energy, Inc.	37
2,000	Consolidated Edison, Inc.	86
4,220	Dominion Resources, Inc.	160
920	DTE Energy Co.	40
621	Integrys Energy Group, Inc.	27
2,360	NiSource, Inc.	36
2,630	PG&E Corp.	110

                                                                                                                                                                                                                                                                                   Portfolio of Investments |  16

Number of Shares	Security			Market Value (000)

3,670	Public Service Enterprise Group, Inc.			$109
880	SCANA Corp.			32
1,780	Sempra Energy			88
1,830	TECO Energy, Inc.			28
870	Wisconsin Energy Corp.			42
3,320	Xcel Energy, Inc.			69

				911

	Total Utilities			2,471

	Total Blue Chip Stocks (cost: $52,719)			69,189

	EXCHANGE-TRADED FUNDS (0.0%)
420	SPDR Trust Series 1 (cost $44)			47

	Total Equity Securities (cost: $52,763)			69,236

	Total Investments (cost: $133,632)			$146,750

($ in 000s)	VALUATION HIERARCHY

Assets	(LEVEL 1) Quoted Prices in Active Markets for Identical Assets	(LEVEL 2) Other Significant Observable Inputs	(LEVEL 3) Significant Unobservable Inputs	Total
TAX-EXEMPT BONDS	$—	$74,273	$—	$74,273
TAX-EXEMPT MONEY MARKET INSTRUMENTS:
VARIABLE-RATE DEMAND NOTES	—	3,200	—	3,200
MONEY MARKET FUNDS	41	—	—	41
BLUE CHIP STOCKS	69,189	—	—	69,189
EXCHANGE-TRADED FUNDS	47	—	—	47
Total	$69,277	$77,473	$—	$146,750

   17 |  USAA Growth and Tax Strategy Fund

NOTES TO PORTFOLIO
OF INVESTMENTS

February 28, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Growth and Tax Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. Security valuation – The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service’s judgment, these prices are readily available and are representative of the securities’ market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund’s subadviser, if applicable, under valuation procedures approved by the Trust’s Board of Trustees. The effect of fair value pricing is that securities may not be priced on the

                                                                                                                                                                                                                                                                   Notes to Portfolio of Investments |  18

basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.  The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund’s NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. Subsequent events – Events or transactions that occur after the balance sheet date but before the quarterly report is issued and are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

E. New accounting pronouncement – In January 2010, the Financial Accounting Standards Board issued amended guidance for improving disclosure about fair value measurements that adds new

   19 |  USAA Growth and Tax Strategy Fund

disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3).  It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value.  The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.  The Manager is in the process of evaluating the impact of this guidance on the Fund’s financial statement disclosures.

F. As of February 28, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2010, were $18,514,000 and $5,396,000, respectively, resulting in net unrealized appreciation of $13,118,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $146,027,000 at February 28, 2010, and, in total, may not equal 100%.  A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

Credit enhancements - add the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.  The enhancements do not guarantee the market values of the securities.

(INS)
Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Federal Housing Administration, Financial Guaranty Insurance Co., or MBIA Insurance Corp.  Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ)	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Dexia Credit Local.

(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

                                                                                                                                                                                                                                                                   Notes to Portfolio of Investments |  20

(NBGA)	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
EDA	Economic Development Authority
IDA	Industrial Development Authority/Agency
ISD	Independent School District
MTA	Metropolitan Transportation Authority
PRE	Prerefunded to a date prior to maturity
REIT	Real estate investment trust
SPDR
Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor’s Depositary Receipts, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.

USD	Unified School District

SPECIFIC NOTES

(a)	Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b)
Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(c)
Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at February 28, 2010, was $3,507,000, which represented 2.4% of the Fund’s net assets.

(d)	At February 28, 2010, the aggregate market value of securities purchased on a when-issued basis was $2,003,000.
(e)	At February 28, 2010, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(f)	Rate represents the money market fund annualized seven-day yield at February 28, 2010.
(g)	Northern Trust Corp. is the parent of Northern Trust Investments, N.A., which is the subadviser of the Fund.
*	Non-income-producing security.

  21 |  USAA Growth and Tax Strategy Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    04/29/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/29/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    04/29/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.